EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The Company’s basic earnings per share (“EPS”) is computed by dividing net income by the weighted-average number of common shares outstanding during the period.
Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. Stock options, restricted stock units and performance stock units are considered dilutive securities.
A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended March 31,
	2020	2019
Basic:
Net income (loss) attributable to CNH Industrial	$(65)	$257
Weighted average common shares outstanding—basic	1,350	1,354
Basic earnings per share	$(0.05)	$0.19
Diluted:
Net income (loss) attributable to CNH Industrial	$(65)	$257
Weighted average common shares outstanding—basic	1,350	1,354
Effect of dilutive securities (when dilutive):
Stock compensation plans (1)	—	2
Weighted average common shares outstanding—diluted	1,350	1,356
Diluted earnings per share	$(0.05)	$0.19
(1) For the three months ended March 31, 2019, no shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.